Annual Total Returns - Voya Mid Cap Research Enhanced Index Fund (Class A C I R T and W Shares) [BarChart] - Class A C I R T and W Shares - Voya Mid Cap Research Enhanced Index Fund - Class A	Sep. 30, 2020
Bar Chart Table:
2010	21.28%
2011	(1.67%)
2012	17.57%
2013	29.25%
2014	11.01%
2015	(9.71%)
2016	18.60%
2017	13.07%
2018	(14.57%)
2019	26.54%